CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at May. 04, 1998
Beginning Balance, Shares at May. 04, 1998
Restricted common stock issued to related parties for management services at $0.001 per share, Amount	3,000			3,000
Restricted common stock issued to related parties for management services at $0.001 per share, Shares	3,000,000
Unrestricted common stock sales to third parties at $0.40 per share, Amount	375	149,625		150,000
Unrestricted common stock sales to third parties at $0.40 per share, Shares	375,000
Net loss			(12,326)	(12,326)
Ending Balance, Amount at Aug. 31, 1998	3,375	149,625	(12,326)	140,674
Ending Balance, Shares at Aug. 31, 1998	3,375,000
Net loss			(77,946)	(77,946)
Ending Balance, Amount at Aug. 31, 1999	3,375	149,625	(90,272)	62,728
Ending Balance, Shares at Aug. 31, 1999	3,375,000
Net loss			(12,446)	(12,446)
Ending Balance, Amount at Aug. 31, 2000	3,375	149,625	(102,718)	50,282
Ending Balance, Shares at Aug. 31, 2000	3,375,000
Net loss			(12,904)	(12,904)
Ending Balance, Amount at Aug. 31, 2001	3,375	149,625	(115,622)	37,378
Ending Balance, Shares at Aug. 31, 2001	3,375,000
Net loss			(54,935)	(54,935)
Ending Balance, Amount at Aug. 31, 2002	3,375	149,625	(170,557)	(17,557)
Beginning Balance, Shares at Aug. 31, 2002	3,375,000
Restricted common stock issued at $.001 per share to two related parties to satisfy outstanding management fees., Amount	10,333	92,999		103,332
Restricted common stock issued at $.001 per share to two related parties to satisfy outstanding management fees., Shares	10,333,200
Net loss			(97,662)	(97,662)
Ending Balance, Amount at Aug. 31, 2003	13,708	242,624	(268,219)	(11,887)
Ending Balance, Shares at Aug. 31, 2003	13,708,200
Net loss			(19,787)	(19,787)
Ending Balance, Amount at Aug. 31, 2004	13,708	242,624	(288,006)	(31,674)
Ending Balance, Shares at Aug. 31, 2004	13,708,200
Net loss			(103,142)	(103,142)
Ending Balance, Amount at Aug. 31, 2005	13,708	242,624	(391,148)	(134,816)
Beginning Balance, Shares at Aug. 31, 2005	13,708,200
Issuance of common stock and warrants at $0.50 per share, Amount	1,000	499,000		500,000
Issuance of common stock and warrants at $0.50 per share, Shares	1,000,000
Net loss			(157,982)	(157,982)
Ending Balance, Amount at Aug. 31, 2006	14,708	741,624	(549,130)	207,202
Ending Balance, Shares at Aug. 31, 2006	14,708,200
Exercise of Class A Warrants at $0.50 per share, Amount	1,000	499,000		500,000
Exercise of Class A Warrants at $0.50 per share, Shares	1,000,000
Exercise of Class B Warrants at $0.55 per share, Amount	1,000	549,000		550,000
Exercise of Class B Warrants at $0.55 per share, Shares	1,000,000
Exercise of Class C Warrants at $1.50 per share, Amount	327	489,673		490,000
Exercise of Class C Warrants at $1.50 per share, Shares	326,667
Exercise of Class D Warrants at $1.65 per share, Amount	293	483,707		484,000
Exercise of Class D Warrants at $1.65 per share, Shares	293,333
Exercise of Class E Warrants at $1.80 per share, Amount	293	527,707		528,000
Exercise of Class E Warrants at $1.80 per share, Shares	293,333
Issuance of common stock and warrants at $1.50 per share, Amount	333	499,667		500,000
Issuance of common stock and warrants at $1.50 per share, Shares	333,333
Dividend paid - spin off of MircoChannel Technologies Corporation			(400,000)	(400,000)
Net loss			(1,442,769)	(1,442,769)
Ending Balance, Amount at Aug. 31, 2007	17,954	3,790,378	(2,391,899)	1,416,433
Ending Balance, Shares at Aug. 31, 2007	17,954,866
Exercise of Class C Warrants at $1.50 per share, Amount	7	9,993		10,000
Exercise of Class C Warrants at $1.50 per share, Shares	6,667
Exercise of Class D Warrants at $1.65 per share, Amount	7	10,993		11,000
Exercise of Class D Warrants at $1.65 per share, Shares	6,667
Common stock and warrants issued for cash and services at $3.00 per Unit, Amount	1,225	3,394,730		3,395,955
Common stock and warrants issued for cash and services at $3.00 per Unit, Shares	1,225,000
Exercise of Class F Warrants at $3.75 per share, Amount	58	218,692		218,750
Exercise of Class F Warrants at $3.75 per share, Shares	58,333
Stock based compensation, Amount		3,600,303		3,600,303
Net loss			(5,721,545)	(5,721,545)
Ending Balance, Amount at Aug. 31, 2008	19,251	11,025,089	(8,113,444)	2,930,896
Ending Balance, Shares at Aug. 31, 2008	19,251,533
Exercise of Class E Warrants at $1.80 per share, Amount	7	11,993		12,000
Exercise of Class E Warrants at $1.80 per share, Shares	6,667
Exercise of Class F Warrants at $3.75 per share, Amount	275	1,032,225		1,032,500
Exercise of Class F Warrants at $3.75 per share, Shares	275,333
Stock based compensation, Amount		183,312		183,312
Reversal of stock based compensation due to forfeiture of stock options		(3,591,093)		(3,591,093)
Net loss			1,961,175	1,961,175
Ending Balance, Amount at Aug. 31, 2009	19,533	8,661,526	(6,152,269)	2,528,790
Ending Balance, Shares at Aug. 31, 2009	19,533,533
Stock based compensation, Amount		661,040		661,040
Reversal of stock based compensation due to forfeiture of stock options		(478,971)		(478,971)
Cumulative adjustment upon adoption of ASC 815-40		(1,785,560)	(342,771)	(2,128,331)
Net loss			(233,136)	(233,136)
Ending Balance, Amount at Aug. 31, 2010	19,533	7,058,035	(6,728,176)	349,392
Beginning Balance, Shares at Aug. 31, 2010	19,533,533
Exercise of Class F Warrants at $3.75 per share, Amount	1,055	3,953,320		3,954,375
Exercise of Class F Warrants at $3.75 per share, Shares	1,054,512
Stock based compensation, Amount		2,855,630		2,855,630
Reversal of stock based compensation due to forfeiture of stock options		(1,304,551)		(1,304,551)
Rounding due to reverse one for three stock split effective March 16, 2011, Amount
Rounding due to reverse one for three stock split effective March 16, 2011, Shares	(3)
Exercise of stock options, Amount	50	30,750		30,800
Exercise of stock options, Shares	50,318
Net loss			(3,619,750)	(3,619,750)
Ending Balance, Amount at Aug. 31, 2011	20,638	12,593,184	(10,347,926)	2,265,896
Ending Balance, Shares at Aug. 31, 2011	20,638,360
Stock based compensation, Amount		237,046		237,046
Reversal of stock based compensation due to forfeiture of stock options		(31,948)		(31,948)
Discount on convertible promissory note due to detachable warrants		547,050		547,050
Discount on convertible promissory note due to beneficial conversion feature		452,950		452,950
Net loss			(2,433,431)	(2,433,431)
Ending Balance, Amount at Aug. 31, 2012	20,638	13,798,282	(12,781,357)	1,037,563
Beginning Balance, Shares at Aug. 31, 2012	20,638,360
Stock based compensation, Amount		334,305		334,305
Reversal of stock based compensation due to forfeiture of stock options		(10,075)		(10,075)
Exercise of stock options, Amount	22	(22)
Exercise of stock options, Shares	22,672
Issuance of common stock and warrants at $0.64 per unit, Amount	1,875	1,198,125		1,200,000
Issuance of common stock and warrants at $0.64 per unit, Shares	1,875,000
Issuance of common stock upon the conversion of note at $0.64 per share, Amount	1,651	1,054,905		1,056,556
Issuance of common stock upon the conversion of note at $0.64 per share, Shares	1,650,869
Issuance of common stock upon the exercise of Series H Warrants, Amount	8	6,476		6,484
Issuance of common stock upon the exercise of Series H Warrants, Shares	7,812
Expense related to issuance of Series H Warrants as inducement to convert the 2012 Promissory Note		1,059,038		1,059,038
Net loss			(4,272,532)	(4,272,532)
Ending Balance, Amount at Aug. 31, 2013	24,194	17,441,034	(17,053,889)	411,339
Ending Balance, Shares at Aug. 31, 2013	24,194,713
Stock based compensation, Amount	30	604,119		604,149
Stock based compensation, Shares	30,000
Reversal of stock based compensation due to forfeiture of stock options		(356,973)		(356,973)
Exercise of stock options, Amount	82	(82)
Exercise of stock options, Shares	81,899
Discount on convertible promissory note due to detachable warrants		1,137,149		1,137,149
Discount on convertible promissory note due to beneficial conversion feature		1,862,851		1,862,851
Net loss			(2,400,867)	(2,400,867)
Ending Balance, Amount at May. 31, 2014	$ 24,306	$ 20,688,098	$ (19,454,756)	$ 1,257,648
Ending Balance, Shares at May. 31, 2014	24,306,612